SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Subscription fee income	[1]	$ 16,070	$ 23,639
Consultancy fee	[2]	125,000	125,000
Share-based payments expenses on anti-dilution issuance of Preferred Shares	[3],[4]		369,648
Loan from a related company	[5]		24,548
Loans from immediate holding company	[6]		58,077
Convertible loan notes	[7]		$ 151,245

[1]	During the six months ended September 30, 2025, the Group entered into sales agreements with certain shareholders amounting to $16,070 in revenue generated (2024: $23,639).
[2]	During the six months ended September 30, 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (2024: $125,000).
[3]	In May 2024, the Group completed an $
[4]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 were recognized during the six months ended September 30, 2024 (2025: $Nil).
[5]	The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the six months ended September 30, 2024.
[6]	The Group had loans outstanding from the immediate holding company, Rhino Ventures. The loans bore an
[7]	The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $151,245 was accrued during the six months ended September 30, 2024.